FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

Note 7      FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

The fair value of each investment in equity instrument to be measured at fair value through profit or loss is as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Financial assets mandatorily measured at fair value through profit or loss	$	$
Funds	–	210
Total	–	210

Current	–	210
Non-Current	–	–
Total	–	210

Net gain of $3 was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of operations and comprehensive loss for the period ended June 30, 2025.

As of December 31, 2024, no financial assets at fair value through profit or loss were pledged with banks as collaterals.